Segment Reporting and Business Concentrations - Summary of Revenue, Costs and Expenses and Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 174,253	$ 152,197	$ 653,721	$ 563,677	$ 500,908
Total costs and expenses	177,928	161,896	762,396	657,546	555,788
(Loss) income from operations	(3,675)	$ (9,699)	(108,675)	(93,869)	(54,880)
Intangible assets, including goodwill					1,677,032
Total assets	$ 2,350,848		$ 2,303,644	$ 2,255,586	2,303,644
Operating Segments [Member] | Vivint [Member]
Segment Reporting Information [Line Items]
Revenues					483,401
Total costs and expenses					536,502
(Loss) income from operations					(53,101)
Intangible assets, including goodwill					1,677,032
Total assets					2,303,644
Operating Segments [Member] | 2GIG [Member]
Segment Reporting Information [Line Items]
Revenues					60,220
Total costs and expenses					52,200
(Loss) income from operations					8,020
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues					(42,713)
Total costs and expenses					(32,914)
(Loss) income from operations					$ (9,799)